T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 71.3%
COMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 0.5%
KT (KRW)	61,057	1,203
Nippon Telegraph & Telephone (JPY)	422,500	9,857
Telecom Italia (EUR)	2,488,066	1,392
Telefonica Deutschland Holding (EUR)	162,735	428
Telstra (AUD)	324,584	732
		13,612
Entertainment 0.7%
Electronic Arts (1)	11,678	1,184
Netflix (1)	39,638	14,628
Spotify Technology (1)	13,647	1,871
Walt Disney	6,472	761
Zynga, Class A (1)	180,774	1,213
		19,657
Interactive Media & Services 4.6%
Alphabet, Class A (1)	6,524	8,737
Alphabet, Class C (1)(2)	39,777	53,274
Baidu, ADR (1)	11,500	1,380
Facebook, Class A (1)(2)	224,069	43,127
IAC/InterActiveCorp (1)	18,045	3,680
JOYY, ADR (1)	38,095	2,056
Match Group (1)	821	53
NAVER (KRW)	11,882	1,705
Tencent Holdings (HKD)	399,600	20,262
Z Holdings (JPY)	451,200	1,638
		135,912
Media 0.5%
Cable One	1,673	2,632
Comcast, Class A	43,022	1,739
CyberAgent (JPY)	64,100	2,428
Eutelsat Communications (EUR)	112,936	1,527
Stroeer (EUR)	26,432	1,978

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WPP (GBP)	339,067	3,258
		13,562
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	50,100	2,328
Vodafone Group, ADR	260,418	4,557
		6,885
Total Communication Services		189,628
CONSUMER DISCRETIONARY 8.0%

Auto Components 0.5%
Aisin Seiki (JPY)	49,600	1,595
Aptiv	28,149	2,199
Autoliv, SDR (SEK)	30,685	2,094
Gentherm (1)	19,796	807
Magna International	91,400	4,188
Stanley Electric (JPY)	91,100	2,195
Sumitomo Rubber Industries (JPY)	110,800	1,150
Visteon (1)	8,630	561
		14,789
Automobiles 0.4%
Ferrari	4,189	661
Honda Motor (JPY)	62,300	1,598
Suzuki Motor (JPY)	64,800	2,607
Toyota Motor (JPY)	107,300	7,046
		11,912
Diversified Consumer Services 0.1%
API Group (1)	50,674	555
API Group, Warrants, 10/10/20 (1)	39,216	45
Bright Horizons Family Solutions (1)	7,818	1,229
Chegg (1)	10,784	423
Strategic Education	1,717	253
		2,505
Hotels, Restaurants & Leisure 1.1%
Chipotle Mexican Grill (1)	880	681
Chuy's Holdings (1)	20,057	430
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Compass Group (GBP)	137,285	3,025
Denny's (1)	39,479	687
Drive Shack (1)	66,300	190
Dunkin' Brands Group	14,844	987
Fiesta Restaurant Group (1)	27,905	269
Hilton Worldwide Holdings	58,343	5,671
Marriott International, Class A	34,255	4,248
McDonald's	27,608	5,361
OneSpaWorld Holdings	38,230	467
Papa John's International	22,792	1,313
Red Robin Gourmet Burgers (1)	18,159	499
Restaurant Brands International	3,277	192
Royal Caribbean Cruises	39,095	3,144
Wynn Resorts	18,369	1,983
Yum! Brands	27,517	2,456
		31,603
Household Durables 0.4%
Cavco Industries (1)	3,029	611
Panasonic (JPY)	300,300	2,848
Persimmon (GBP)	91,239	3,373
Skyline Champion (1)	28,857	735
Sony (JPY)	47,800	2,947
Tempur Sealy International (1)	12,300	920
TRI Pointe Group (1)	55,600	852
		12,286
Internet & Direct Marketing Retail 3.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $6 (1)(3)(4)	848	5
Alibaba Group Holding, ADR (1)(2)	167,051	34,747
Amazon. com (1)(2)	33,730	63,539
ASOS (GBP) (1)	65,458	2,573
Booking Holdings (1)	4,455	7,554
Trip. com Group, ADR (1)	29,625	900
Zalando (EUR) (1)	50,716	2,266
		111,584

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.4%
Dollar General	53,360	8,020
Dollar Tree (1)	23,081	1,917
Ollie's Bargain Outlet Holdings (1)	28,720	1,461
Tuesday Morning (1)	82,473	136
		11,534
Specialty Retail 0.7%
Aaron's	32,846	1,292
Burlington Stores (1)	11,646	2,519
Five Below (1)	3,600	349
Kingfisher (GBP)	1,082,919	2,657
Michaels (1)	77,570	333
Monro	28,300	1,588
RH (1)	2,018	366
Ross Stores	77,628	8,444
TJX	23,969	1,433
		18,981
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $107
(1)(3)(4)	9,780	126
Burberry Group (GBP)	110,738	2,387
Kering (EUR)	5,003	2,821
Lululemon Athletica (1)	15,447	3,358
Moncler (EUR)	86,451	3,402
NIKE, Class B	38,908	3,478
Samsonite International (HKD)	839,400	1,478
VF	8,182	589
		17,639
Total Consumer Discretionary		232,833
CONSUMER STAPLES 2.9%
Beverages 0.3%
Boston Beer, Class A (1)	5,575	2,067
Constellation Brands, Class A	1,141	197
Diageo (GBP)	124,581	4,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kirin Holdings (JPY)	94,300	1,792
		8,501
Food & Staples Retailing 0.3%
Grocery Outlet Holding (1)	2,678	84
Performance Food Group (1)	25,164	1,067
Seven & i Holdings (JPY) (5)	113,300	3,855
Walmart	9,369	1,009
Welcia Holdings (JPY) (5)	27,700	1,654
		7,669
Food Products 1.5%
BellRing Brands, Class A (1)	14,481	284
Cal-Maine Foods	27,654	965
Collier Creek Holdings (1)	26,100	307
Conagra Brands	47,657	1,272
Nestle (CHF)	175,956	18,107
Nomad Foods (1)	39,038	721
Post Holdings (1)	16,400	1,661
Sanderson Farms	8,185	1,011
Simply Good Foods (1)	27,133	599
TreeHouse Foods (1)	29,580	1,127
Tyson Foods, Class A	214,821	14,571
Wilmar International (SGD)	974,600	2,813
		43,438
Household Products 0.1%
Colgate-Palmolive	50,627	3,421
Kimberly-Clark	4,970	652
		4,073
Personal Products 0.6%
L'Oreal (EUR)	19,595	5,267
Pola Orbis Holdings (JPY)	41,000	780
Unilever (GBP)	221,592	11,913
		17,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Tobacco 0.1%
Philip Morris International	19,249	1,576
		1,576
Total Consumer Staples		83,217
ENERGY 1.6%
Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	35,800	186
Dril-Quip (1)	9,400	335
Liberty Oilfield Services, Class A	64,810	433
Nextier Oilfield Solutions (1)	75,601	352
Worley (AUD)	284,010	2,387
		3,693
Oil, Gas & Consumable Fuels 1.5%
Concho Resources	1,840	125
ConocoPhillips	67,938	3,290
Continental Resources	47,758	905
Diamondback Energy	11,543	716
EOG Resources	149,894	9,482
Equinor (NOK)	229,423	3,534
Kosmos Energy	27,627	84
Magnolia Oil & Gas, Class A (1)	76,900	578
New Fortress Energy (1)	14,627	206
Occidental Petroleum	115,688	3,788
Parsley Energy, Class A	23,293	312
Pioneer Natural Resources	3,425	421
Royal Dutch Shell, Class B, ADR	92,600	4,123
Seven Generations Energy, Class A (CAD) (1)	60,600	249
TC Energy	167,550	8,771
TOTAL (EUR)	155,417	6,717
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$21 (1)(3)(4)	7	36
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $279 (1)(3)(4)	77	400
		43,737
Total Energy		47,430
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FINANCIALS 11.0%
Banks 3.9%
ABN AMRO Bank, CVA (EUR)	174,654	2,395
Atlantic Capital Bancshares (1)	17,112	310
Australia & New Zealand Banking Group (AUD)	186,188	3,003
Bank of America	227,710	6,490
BankUnited	37,168	1,104
Barclays, ADR	69,909	538
BNP Paribas (EUR)	107,091	5,198
Bridge Bancorp	22,200	611
CenterState Bank	40,375	817
Citigroup	122,721	7,788
Columbia Banking System	14,577	484
Commerzbank (EUR)	103,151	596
CrossFirst Bankshares (1)	31,364	416
Danske Bank (DKK)	144,222	2,236
DBS Group Holdings (SGD)	139,156	2,433
DNB (NOK)	291,033	4,875
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $56 (1)(3)(4)	5,570	56
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $27 (1)(3)(4)	2,736	27
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(3)(4)	831	—
East West Bancorp	16,217	628
Equity Bancshares, Class A (1)	16,834	441
Erste Group Bank (EUR)	38,670	1,324
FB Financial	25,545	832
Fifth Third Bancorp	186,727	4,556
First Bancshares	17,190	513
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $93 (1)(3)(4)	9,254	93
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(3)(4)	1,736	6
Heritage Commerce	46,272	475
Heritage Financial	21,909	508
Home BancShares	82,112	1,376
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Hope Bancorp	18,700	228
Independent Bank	4,982	336
Independent Bank Group	21,584	999
ING Groep (EUR)	405,964	3,887
Intesa Sanpaolo (EUR)	976,421	2,374
Investors Bancorp	60,026	633
JPMorgan Chase	182,877	21,234
Live Oak Bancshares	25,068	385
Lloyds Banking Group (GBP)	5,437,894	3,530
Mitsubishi UFJ Financial Group (JPY)	825,500	4,033
National Bank of Canada (CAD)	80,500	4,184
Origin Bancorp	23,360	706
Pacific Premier Bancorp	20,182	521
Pinnacle Financial Partners	26,386	1,389
Professional Holding, Class A (1)	4,242	79
Prosperity Bancshares	14,362	928
Seacoast Banking (1)	45,109	1,123
Signature Bank	5,057	633
South State	9,266	631
Standard Chartered (GBP)	303,713	2,198
Sumitomo Mitsui Trust Holdings (JPY)	71,258	2,419
Svenska Handelsbanken, A Shares (SEK)	433,822	4,387
Texas Capital Bancshares (1)	9,260	436
Towne Bank	26,400	609
United Overseas Bank (SGD)	203,200	3,627
Webster Financial	18,127	688
Wells Fargo	27,339	1,117
Western Alliance Bancorp	32,834	1,512
		114,955
Capital Markets 1.8%
Cboe Global Markets	21,632	2,466
Charles Schwab	59,213	2,413
Close Brothers Group (GBP)	32,499	541
CME Group	20,852	4,146
Conyers Park II Acquisition (1)	31,898	364
E*TRADE Financial	70,563	3,230
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GAM Holding (CHF) (1)(5)	84,535	286
Goldman Sachs Group	7,808	1,567
Intercontinental Exchange	48,926	4,365
Macquarie Group (AUD)	45,465	4,042
Morgan Stanley	335,071	15,088
MSCI	894	264
S&P Global	15,666	4,166
State Street	94,242	6,419
TD Ameritrade Holding	67,433	2,848
XP, Class A (1)	15,146	525
		52,730
Consumer Finance 0.2%
American Express	32,957	3,623
Capital One Financial	5,822	514
Encore Capital Group (1)	27,744	1,031
PRA Group (1)	30,525	1,185
SLM	47,635	494
		6,847
Diversified Financial Services 0.5%
Challenger (AUD)	445,565	2,682
Element Fleet Management (CAD)	465,883	4,359
Equitable Holdings	289,810	6,202
Mitsubishi UFJ Lease & Finance (JPY)	320,100	1,831
		15,074
Insurance 4.4%
AIA Group (HKD)	277,400	2,780
Allianz (EUR)	25,194	5,488
American International Group (2)	477,677	20,139
Assurant	13,466	1,624
Aviva (GBP)	511,102	2,341
AXA (EUR)	318,837	7,411
Axis Capital Holdings	20,908	1,173
Chubb	87,379	12,673
Direct Line Insurance Group (GBP)	723,745	2,885
Hanover Insurance Group	10,604	1,257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Hartford Financial Services Group	31,792	1,588
Marsh & McLennan	88,390	9,242
MetLife	92,913	3,969
Munich Re (EUR)	24,750	6,413
PICC Property & Casualty, H Shares (HKD)	3,630,000	3,839
Ping An Insurance Group, H Shares (HKD)	303,500	3,458
ProSight Global (1)	7,318	98
Prudential (GBP)	158,176	2,630
RSA Insurance Group (GBP)	304,993	2,040
Safety Insurance Group	6,858	540
Sampo, A Shares (EUR)	60,555	2,474
Selective Insurance Group	28,160	1,571
State Auto Financial	14,837	371
Storebrand (NOK)	446,159	2,861
Sun Life Financial (CAD) (5)	124,893	5,396
Tokio Marine Holdings (JPY)	101,800	5,440
Willis Towers Watson	73,699	13,947
Zurich Insurance Group (CHF)	8,508	3,295
		126,943
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial	46,014	562
Essent Group	13,900	606
Meridian Bancorp	47,448	783
PennyMac Financial Services	36,307	1,280
Radian Group	35,300	750
Sterling Bancorp	34,240	240
		4,221
Total Financials		320,770
HEALTH CARE 11.1%

Biotechnology 1.8%
AbbVie	175,503	15,042
ACADIA Pharmaceuticals (1)	5,726	245
Acceleron Pharma (1)	7,768	667
Agios Pharmaceuticals (1)	6,770	321
Aimmune Therapeutics (1)	18,467	440
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Alexion Pharmaceuticals (1)	19,533	1,837
Allogene Therapeutics (1)	4,086	110
Amarin, ADR (1)	11,900	175
Amgen	3,525	704
Arcutis Biotherapeutics (1)	2,929	78
Argenx, ADR (1)	7,143	1,010
Ascendis Pharma, ADR (1)	24,345	3,174
Biogen (1)	17,391	5,363
Blueprint Medicines (1)	11,249	609
Corvus Pharmaceuticals (1)	12,566	43
CRISPR Therapeutics (1)	1,653	88
CSL (AUD)	8,096	1,654
Enanta Pharmaceuticals (1)	1,500	76
Forty Seven (1)	2,363	137
G1 Therapeutics (1)	6,798	122
Global Blood Therapeutics (1)	21,308	1,363
Homology Medicines (1)	11,056	177
IGM Biosciences (1)	4,783	246
Immunomedics (1)	17,873	286
Incyte (1)	2,669	201
Insmed (1)	39,645	987
Iovance Biotherapeutics (1)	3,828	126
Krystal Biotech (1)	2,901	155
Momenta Pharmaceuticals (1)	22,472	636
Orchard Therapeutics, ADR (1)	26,507	342
Principia Biopharma (1)	7,097	458
PTC Therapeutics (1)	5,200	285
Radius Health (1)	41,254	869
Regeneron Pharmaceuticals (1)	890	396
Sage Therapeutics (1)	5,471	257
Scholar Rock Holding (1)	7,457	105
Seattle Genetics (1)	10,439	1,189
Tricida (1)	9,585	305
Ultragenyx Pharmaceutical (1)	12,781	717
Vertex Pharmaceuticals (1)	53,048	11,884

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Xencor (1)	18,906	614
		53,493
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	5,706	440
Alcon (CHF) (1)	26,087	1,595
AtriCure (1)	13,258	509
Avanos Medical (1)	27,500	891
Becton Dickinson & Company	56,656	13,474
Boston Scientific (1)	157,476	5,888
Danaher	210,231	30,395
Elekta, B Shares (SEK) (5)	193,898	2,058
Envista Holdings (1)	104,188	2,644
Exact Sciences (1)	16,197	1,311
GN Store Nord (DKK)	49,295	2,751
ICU Medical (1)	4,009	785
Intuitive Surgical (1)	17,855	9,534
iRhythm Technologies (1)	13,438	1,169
JAND, Class A, Acquisition Date: 3/9/18, Cost: $114 (1)(3)(4)	7,265	132
Koninklijke Philips (EUR)	219,254	9,389
Medtronic	18,620	1,875
Nevro (1)	5,692	741
NuVasive (1)	10,491	691
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $264
(1)(3)(4)	70,144	180
Penumbra (1)	2,194	364
Quidel (1)	23,865	1,843
Stryker	85,912	16,374
Teleflex	526	176
Zimmer Biomet Holdings	24,094	3,280
		108,489
Health Care Providers & Services 2.1%
Acadia Healthcare (1)	26,668	789
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$204 (1)(3)(4)	16,862	204
Amedisys (1)	8,933	1,555
Anthem	42,382	10,896

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Centene (1)	89,606	4,751
Cigna	64,979	11,887
Cross Country Healthcare (1)	29,268	278
CVS Health	12,780	756
Fresenius (EUR)	92,968	4,409
Hanger (1)	48,120	1,110
HCA Healthcare	34,842	4,425
Molina Healthcare (1)	17,269	2,116
Pennant Group (1)	14,245	387
U. S. Physical Therapy	7,183	749
UnitedHealth Group	66,422	16,935
		61,247
Health Care Technology 0.2%
HMS Holdings (1)	32,000	735
Siemens Healthineers (EUR)	75,468	3,086
Tabula Rasa HealthCare (1)	3,716	209
Veeva Systems, Class A (1)	5,932	842
		4,872
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies (1)	8,262	232
Agilent Technologies	26,285	2,026
Bruker	30,539	1,330
Evotec (EUR) (1)(5)	53,117	1,293
Thermo Fisher Scientific	68,102	19,804
		24,685
Pharmaceuticals 2.4%
Astellas Pharma (JPY)	534,400	8,376
Bausch Health (1)	33,574	743
Bayer (EUR)	99,311	7,222
Cara Therapeutics (1)	10,157	153
Catalent (1)	33,595	1,731
Elanco Animal Health (1)	165,697	4,540
GlaxoSmithKline, ADR	142,200	5,763
Ipsen (EUR)	21,819	1,426
MyoKardia (1)	11,994	760

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Novartis (CHF)	127,003	10,684
Novo Nordisk, B Shares (DKK)	33,313	1,952
Odonate Therapeutics (1)	3,372	100
Otsuka Holdings (JPY)	90,300	3,383
Reata Pharmaceuticals, Class A (1)	4,621	900
Roche Holding (CHF)	37,940	12,199
Sanofi (EUR)	66,672	6,218
Takeda Pharmaceutical, ADR	96,628	1,672
TherapeuticsMD (1)	227,675	385
Turning Point Therapeutics (1)	4,898	243
Zoetis	12,586	1,677
		70,127
Total Health Care		322,913
INDUSTRIALS & BUSINESS SERVICES 6.7%

Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings (1)	18,334	903
Boeing	55,796	15,350
Bombardier, Class B (CAD) (1)	295,500	211
BWX Technologies	29,337	1,609
Cubic	22,923	1,248
L3Harris Technologies	9,566	1,891
Meggitt (GBP)	600,489	4,229
Northrop Grumman	7,805	2,567
Teledyne Technologies (1)	7,010	2,365
		30,373
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $291 (1)(3)(4)(6)	1,942	525
Hawaiian Holdings	23,338	487
United Airlines Holdings (1)	37,072	2,283
		3,295
Building Products 0.1%
Gibraltar Industries (1)	26,162	1,325
PGT Innovations (1)	36,186	549

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Simpson Manufacturing	5,939	472
		2,346
Commercial Services & Supplies 0.3%
Brink's	25,124	1,967
Cintas	2,829	755
Heritage-Crystal Clean (1)	20,714	545
Rentokil Initial (GBP)	208,947	1,307
Team (1)	31,400	400
Tetra Tech	3,050	247
Waste Connections	37,350	3,604
		8,825
Construction & Engineering 0.2%
Jacobs Engineering Group	54,193	5,004
Valmont Industries	6,572	764
		5,768
Electrical Equipment 0.7%
ABB (CHF)	196,145	4,250
AZZ	23,200	856
Bloom Energy, Class A (1)	28,030	254
Legrand (EUR)	31,951	2,452
Melrose Industries (GBP)	1,356,913	3,753
Mitsubishi Electric (JPY)	433,100	5,445
Prysmian (EUR)	117,815	2,815
Rockwell Automation	4,992	916
Thermon Group Holdings (1)	9,760	172
		20,913
Industrial Conglomerates 1.9%
CK Hutchison Holdings (HKD)	422,492	3,735
DCC (GBP)	37,149	2,661
General Electric (2)	2,506,210	27,267
Honeywell International	25,881	4,197
Roper Technologies	23,713	8,340
Siemens (EUR)	85,443	8,790
		54,990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Machinery 0.9%
Barnes Group	8,083	434
Chart Industries (1)	16,776	955
Cummins	8,789	1,330
Deere	44,268	6,927
Dover	5,105	524
ESCO Technologies	19,355	1,760
Federal Signal	11,900	345
Fortive	3,262	226
Gardner Denver Holdings (1)	28,800	944
Graco	20,110	992
Helios Technologies	12,274	488
John Bean Technologies	19,882	1,926
Knorr-Bremse (EUR)	20,910	2,137
Mueller Water Products, Class A	73,815	808
REV Group	19,399	152
SMC (JPY)	5,500	2,192
Stanley Black & Decker	4,604	662
THK (JPY)	110,300	2,495
Toro	22,236	1,588
		26,885
Marine 0.1%
Matson	37,997	1,262
		1,262
Professional Services 0.4%
CoStar Group (1)	5,670	3,785
Equifax	12,007	1,705
IHS Markit	10,160	724
Recruit Holdings (JPY)	112,800	3,945
TechnoPro Holdings (JPY)	27,500	1,638
		11,797
Road & Rail 0.6%
Canadian Pacific Railway	6,480	1,612
Central Japan Railway (JPY)	15,200	2,499
Kansas City Southern	4,968	748
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Knight-Swift Transportation Holdings	38,824	1,240
Landstar System	6,029	609
Norfolk Southern	31,110	5,673
Schneider National, Class B	23,954	429
Union Pacific	35,975	5,749
		18,559
Trading Companies & Distributors 0.4%
Mitsubishi (JPY)	148,800	3,704
SiteOne Landscape Supply (1)	24,157	2,397
Sumitomo (JPY)	372,600	5,350
		11,451
Total Industrials & Business Services		196,464
INFORMATION TECHNOLOGY 15.2%

Communications Equipment 0.5%
LM Ericsson, B Shares (SEK)	592,751	4,755
Motorola Solutions	57,437	9,516
		14,271
Electronic Equipment, Instruments & Components 0.7%
Belden	3,689	147
CTS	33,192	865
Hamamatsu Photonics (JPY)	60,200	2,348
Keysight Technologies (1)	70,063	6,639
Largan Precision (TWD)	16,000	2,263
Littelfuse	5,031	804
Murata Manufacturing (JPY)	52,500	2,750
National Instruments	38,235	1,540
Novanta (1)	19,768	1,764
Omron (JPY)	47,100	2,522
		21,642
IT Services 3.7%
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$1,024 (1)(3)(4)	182,540	1,174
Automatic Data Processing	2,759	427
Booz Allen Hamilton Holding	24,500	1,747
Euronet Worldwide (1)	9,577	1,188
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Evo Payments, Class A (1)	9,152	231
Fidelity National Information Services	103,925	14,520
Fiserv (1)	95,463	10,440
FleetCor Technologies (1)	9,711	2,581
Global Payments	74,930	13,785
Mastercard, Class A	76,805	22,293
Parsons (1)	11,246	440
PayPal Holdings (1)	105,171	11,357
ServiceTitan, Acquisition Date: 11/9/18, Cost: $9 (1)(3)(4)	327	9
StoneCo, Class A (1)	17,981	717
Tucows, Class A (1)	1,626	83
Visa, Class A	140,745	25,582
		106,574
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices (1)	52,909	2,406
Applied Materials	262,619	15,263
ASML Holding	2,811	778
ASML Holding (EUR)	19,047	5,282
Broadcom	29,232	7,969
Entegris	46,200	2,463
Inphi (1)	11,122	830
Intel	25,554	1,419
KLA	3,018	464
Lam Research	8,092	2,375
Lattice Semiconductor (1)	112,606	2,021
Marvell Technology Group	107,788	2,296
Maxim Integrated Products	12,126	675
Microchip Technology (5)	4,272	388
Micron Technology (1)	117,648	6,184
MKS Instruments	3,850	386
Monolithic Power Systems	2,945	467
NVIDIA	31,867	8,606
NXP Semiconductors	137,429	15,624
PDF Solutions (1)	30,269	443
QUALCOMM	261,905	20,507
Renesas Electronics (JPY) (1)	194,900	1,187
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Semtech (1)	7,805	308
Taiwan Semiconductor Manufacturing (TWD)	862,759	8,895
Texas Instruments	75,908	8,664
Tokyo Electron (JPY)	17,100	3,572
Xilinx	47,704	3,983
		123,455
Software 5.1%
Atlassian, Class A (1)	12,079	1,751
Ceridian HCM Holding (1)	25,654	1,814
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost: $93 (1)(3)(4)	3,930	113
Coupa Software (1)	7,676	1,149
Descartes Systems Group (1)	49,662	2,052
DocuSign (1)	22,358	1,930
Five9 (1)	18,109	1,322
Intuit	50,886	13,528
Microsoft (2)	408,725	66,218
nCino, Acquisition Date: 9/16/19, Cost: $199 (1)(3)(4)	9,136	199
PagerDuty (1)	9,117	188
Paycom Software (1)	10,307	2,913
Proofpoint (1)	11,400	1,216
salesforce. com (1)	82,025	13,977
ServiceNow (1)	48,188	15,714
Splunk (1)	37,961	5,593
SS&C Technologies Holdings	32,927	1,827
Synopsys (1)	46,014	6,347
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(3)(4)	19	1
VMware, Class A (1)	20,757	2,502
Workday, Class A (1)	43,141	7,474
Zendesk (1)	12,900	1,023
		148,851
Technology Hardware, Storage & Peripherals 1.0%
Apple	74,933	20,484
Samsung Electronics (KRW)	176,014	7,922
		28,406
Total Information Technology		443,199

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
MATERIALS 2.9%
Chemicals 1.5%
Air Liquide (EUR)	29,178	3,974
Air Products & Chemicals	360	79
Asahi Kasei (JPY)	354,900	2,907
BASF (EUR)	50,004	2,959
Covestro (EUR)	46,510	1,802
Element Solutions (1)	55,717	579
GCP Applied Technologies (1)	10,723	209
Johnson Matthey (GBP)	108,965	3,572
Linde	94,916	18,130
Minerals Technologies	17,000	763
PolyOne	16,133	399
PPG Industries	37,733	3,941
Quaker Chemical	5,636	888
Sherwin-Williams	2,420	1,251
Tosoh (JPY)	35,700	483
Umicore (EUR)	75,673	3,187
		45,123
Containers & Packaging 0.5%
Amcor, CDI (AUD)	223,890	2,128
Ball	42,247	2,977
International Paper	45,064	1,666
Packaging Corp. of America	74,615	6,762
Reynolds Consumer Products (1)	13,049	376
Westrock	23,767	790
		14,699
Metals & Mining 0.7%
Alacer Gold (CAD) (1)	72,523	328
Alcoa (1)	40,200	558
Antofagasta (GBP)	257,083	2,541
BHP Group (AUD)	39,033	848
BHP Group (GBP)	173,343	3,168
Constellium (1)	57,940	718
Franco-Nevada (CAD)	9,358	1,005
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Freeport-McMoRan	407,527	4,059
Haynes International	17,630	446
IGO (AUD)	681,800	2,370
Northern Star Resources (AUD)	138,393	1,209
Rio Tinto (AUD)	22,975	1,320
South32 (AUD)	1,040,513	1,479
		20,049
Paper & Forest Products 0.2%
Interfor (CAD) (1)	43,000	382
Stora Enso, R Shares (EUR)	276,279	3,274
West Fraser Timber (CAD)	27,888	1,042
		4,698
Total Materials		84,569
REAL ESTATE 1.6%

Equity Real Estate Investment Trusts 1.3%
Acadia Realty Trust, REIT	19,127	437
Alexander & Baldwin, REIT	11,967	225
American Campus Communities, REIT	31,400	1,364
American Tower, REIT	238	54
Community Healthcare Trust, REIT	5,800	276
CubeSmart, REIT	28,200	854
Digital Realty Trust, REIT (5)	15,440	1,855
EastGroup Properties, REIT	16,481	2,072
First Industrial Realty Trust, REIT	15,646	602
Great Portland Estates (GBP)	228,357	2,465
JBG SMITH Properties, REIT	43,734	1,604
Paramount Group, REIT	32,169	391
Prologis, REIT	222,162	18,724
PS Business Parks, REIT	12,727	1,891
Regency Centers, REIT	8,640	496
Rexford Industrial Realty, REIT	29,900	1,398
Scentre Group (AUD)	786,047	1,781
Unibail-Rodamco-Westfield (EUR)	12,724	1,527
		38,016

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Real Estate Management & Development 0.3%
Colliers International Group	1,826	148
Deutsche Wohnen (EUR)	56,324	2,299
FirstService	22,960	2,270
Mitsui Fudosan (JPY)	198,400	4,553
		9,270
Total Real Estate		47,286
UTILITIES 3.5%

Electric Utilities 2.0%
American Electric Power	55,785	4,979
Edison International	139,915	9,401
Entergy	53,696	6,278
NextEra Energy	115,179	29,113
PNM Resources	50,756	2,389
Southern	111,295	6,718
		58,878
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)	385,000	1,639
Chesapeake Utilities	12,250	1,047
ONE Gas	23,494	1,930
Southwest Gas Holdings	26,243	1,697
		6,313
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)	107,000	2,295
NextEra Energy Partners	13,700	790
		3,085
Multi-Utilities 1.1%
Ameren	54,040	4,269
CenterPoint Energy	77,064	1,774
Engie (EUR)	343,910	5,743
National Grid (GBP)	290,002	3,656
NiSource	76,834	2,076
Sempra Energy	110,005	15,376
		32,894
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Water Utilities 0.1%
California Water Service Group	15,016	720
Middlesex Water	10,750	640
SJW Group	15,758	964
		2,324
Total Utilities		103,494
Total Miscellaneous Common Stocks 0.3% (7)		8,532
Total Common Stocks (Cost $1,536,936)		2,080,335
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost:
$287 (1)(3)(4)	26,722	287
		287
Diversified Consumer Services 0.0%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost: $100
(1)(3)(4)	19,927	89
		89
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$91 (1)(3)(4)	12,138	76
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $303
(1)(3)(4)	857	333
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $13
(1)(3)(4)	30	12
		421
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost: $120 (1)(3)(4)	7,050	192
Vroom, Series H, Acquisition Date: 11/21/19, Cost: $113
(1)(3)(4)	4,160	113
		305

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $35
(1)(3)(4)	3,180	41
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $6 (1)(3)(4)	560	7
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $59 (1)(3)(4)	5,340	69
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $19
(1)(3)(4)	1,710	22
		139
Total Consumer Discretionary		1,241
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $221 (1)(3)(4)	11,951	276
Total Consumer Staples		276
HEALTH CARE 0.1%
Biotechnology 0.0%
Generation Bio, Series C, Acquisition Date: 1/9/20, Cost: $94
(1)(3)(4)	16,769	94
		94
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	21,359	1,219
JAND, Series E, Acquisition Date: 3/9/18, Cost: $141 (1)(3)(4)	8,963	163
		1,382
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	4,551	231
		231
Total Health Care		1,707
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	953	851
		851
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $148
(1)(3)(4)	20,804	281
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $224
(1)(3)(4)	16,522	224
		505
Total Industrials & Business Services		1,356
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(3)(4)	7	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $87
(1)(3)(4)	3,321	89
		89
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Series A, 8.00%, 9/30/22	1,519	1,561
		1,561
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $67 (1)(3)(4)	4,912	148
Checkr, Series D, Acquisition Date: 9/6/19, Cost: $263 (1)(3)(4)	8,682	262
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost: $70
(1)(3)(4)	4,790	70
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $54 (1)(3)(4)	23,742	69
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$126 (1)(3)(4)	4,012	142
Toast, Series B, Acquisition Date: 9/14/18, Cost: $3 (1)(3)(4)	169	8
Toast, Series D, Acquisition Date: 6/27/18, Cost: $214 (1)(3)(4)	12,364	562
Toast, Series F, Acquisition Date: 2/14/20, Cost: $60 (1)(3)(4)	1,312	60
		1,321
Total Information Technology		2,971
Utilities 0.2%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	53,761	2,739
		2,739
Multi-Utilities 0.1%
Sempra Energy, Series A, 6.00%, 1/15/21	11,740	1,325

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy, Series B, 6.75%, 7/15/21	6,054	672
		1,997
Total Utilities		4,736
Total Convertible Preferred Stocks (Cost $11,248)		12,287

CORPORATE BONDS 3.0%
AbbVie, 2.95%, 11/21/26 (8)	450,000	472
AbbVie, 3.20%, 11/21/29 (8)	95,000	100
AbbVie, 4.05%, 11/21/39 (8)	355,000	391
AbbVie, 4.25%, 11/21/49 (8)	150,000	170
AbbVie, 4.70%, 5/14/45	260,000	307
AbbVie, 4.875%, 11/14/48	480,000	594
AerCap Ireland Capital, 3.50%, 5/26/22	150,000	155
AerCap Ireland Capital, 4.875%, 1/16/24	435,000	471
AIA Group, 3.90%, 4/6/28 (8)	490,000	546
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	210,000	225
Alexandria Real Estate Equities, 3.45%, 4/30/25	180,000	194
Alexandria Real Estate Equities, 3.95%, 1/15/27	200,000	222
Alexandria Real Estate Equities, 3.95%, 1/15/28	280,000	314
Alibaba Group Holding, 3.60%, 11/28/24	385,000	414
Altria Group, 4.80%, 2/14/29	425,000	485
Altria Group, 5.80%, 2/14/39	170,000	209
Altria Group, 5.95%, 2/14/49	315,000	400
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25	1	—
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	16,730	17
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	44,837	46
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	111,136	116
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	229,943	248
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	335,368	362
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	144,218	150
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	73,011	77
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
American Campus Communities Operating Partnership, 2.85%,
2/1/30	390,000	397
American Campus Communities Operating Partnership, 3.30%,
7/15/26	95,000	101
American Campus Communities Operating Partnership,
3.625%, 11/15/27	215,000	235
American International Group, 3.90%, 4/1/26	35,000	39
Anglo American Capital, 4.00%, 9/11/27 (8)	215,000	231
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,045,000	1,413
APT Pipelines, 4.25%, 7/15/27 (8)	520,000	579
Arrow Electronics, 4.00%, 4/1/25	230,000	244
AT&T, 4.50%, 3/9/48	625,000	713
Ausgrid Finance, 3.85%, 5/1/23 (8)	135,000	143
Ausgrid Finance, 4.35%, 8/1/28 (8)	205,000	235
Avnet, 3.75%, 12/1/21	270,000	278
Avolon Holdings Funding, 3.25%, 2/15/27 (8)	100,000	100
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	445,000	463
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	130,000	138
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	415,000	445
Baidu, 2.875%, 7/6/22	460,000	471
Baidu, 3.625%, 7/6/27	450,000	486
Baidu, 3.875%, 9/29/23	255,000	271
Baidu, 4.375%, 3/29/28	375,000	426
Banco de Bogota, 4.375%, 8/3/27	500,000	534
Banco Santander Chile, 3.875%, 9/20/22 (8)	150,000	156
Bank of America, VR, 2.496%, 2/13/31 (9)	530,000	538
Bank of America, VR, 3.366%, 1/23/26 (9)	615,000	656
Bank of America, VR, 3.55%, 3/5/24 (9)	235,000	248
Bank of America, VR, 3.559%, 4/23/27 (9)	95,000	103
Bank of America, VR, 4.271%, 7/23/29 (9)	420,000	483
Bank of America, Series L, 3.95%, 4/21/25	635,000	693
Barclays, VR, 3.932%, 5/7/25 (9)	235,000	250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Barclays, VR, 4.61%, 2/15/23 (9)	230,000	241
Barclays Bank, 5.14%, 10/14/20	400,000	409
BAT Capital, 3.222%, 8/15/24	165,000	173
BAT Capital, 3.557%, 8/15/27	1,030,000	1,085
Bayer U. S. Finance II, 3.875%, 12/15/23 (8)	355,000	381
BBVA Bancomer, 4.375%, 4/10/24 (8)	300,000	320
Becton Dickinson & Company, 3.363%, 6/6/24	285,000	303
Becton Dickinson & Company, 3.70%, 6/6/27	610,000	673
Becton Dickinson & Company, 3.734%, 12/15/24	145,000	158
Becton Dickinson & Company, 4.669%, 6/6/47	170,000	216
BNP Paribas, VR, 3.052%, 1/13/31 (8)(9)	375,000	386
Boardwalk Pipelines, 4.45%, 7/15/27	40,000	42
Boardwalk Pipelines, 4.95%, 12/15/24	175,000	192
Boardwalk Pipelines, 5.95%, 6/1/26	250,000	288
Boral Finance, 3.00%, 11/1/22 (8)	30,000	31
Boral Finance, 3.75%, 5/1/28 (5)(8)	855,000	907
Boston Properties, 2.75%, 10/1/26	153,000	160
Boston Properties, 3.20%, 1/15/25	245,000	261
Boston Properties, 3.65%, 2/1/26	155,000	168
Braskem Finance, 7.375% (10)	293,000	296
BRF, 4.35%, 9/29/26	300,000	304
BRF, 4.875%, 1/24/30	200,000	203
Bristol-Myers Squibb, 5.25%, 8/15/43 (8)	110,000	157
British Telecommunications, 3.25%, 11/8/29 (8)	260,000	269
Brixmor Operating Partnership, 3.65%, 6/15/24	134,000	144
Brixmor Operating Partnership, 3.85%, 2/1/25	285,000	309
Brixmor Operating Partnership, 4.125%, 5/15/29	445,000	495
Broadcom, 3.625%, 1/15/24	85,000	89
Bunge Finance, 3.75%, 9/25/27	150,000	158
Bunge Finance, 4.35%, 3/15/24	45,000	49
C&W Senior Financing, 6.875%, 9/15/27	400,000	423

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Cameron LNG, 2.902%, 7/15/31 (8)	90,000	94
Cameron LNG, 3.302%, 1/15/35 (8)	95,000	103
Cameron LNG, 3.701%, 1/15/39 (8)	75,000	82
Capital One Financial, 0.80%, 6/12/24 (EUR)	130,000	146
Capital One Financial, 3.30%, 10/30/24	420,000	445
Capital One Financial, 3.75%, 3/9/27	775,000	845
Capital One Financial, 3.80%, 1/31/28	110,000	120
Cardinal Health, 3.75%, 9/15/25	210,000	229
Cardinal Health, 4.50%, 11/15/44	50,000	53
Cardinal Health, 4.90%, 9/15/45	50,000	57
CC Holdings, 3.849%, 4/15/23	615,000	652
Cenovus Energy, 4.25%, 4/15/27	75,000	80
Cenovus Energy, 5.40%, 6/15/47	15,000	16
Charter Communications Operating, 4.80%, 3/1/50	230,000	248
Charter Communications Operating, 6.484%, 10/23/45	50,000	64
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (8)	225,000	224
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	70,000	76
Cigna, 3.40%, 3/1/27 (8)	245,000	266
Cigna, 4.125%, 11/15/25	310,000	349
Cigna, 4.375%, 10/15/28	245,000	278
Cigna, 4.50%, 2/25/26 (8)	235,000	269
CNO Financial Group, 5.25%, 5/30/25	294,000	332
Comcast, 3.20%, 7/15/36	35,000	38
Comcast, 3.25%, 11/1/39	500,000	542
Comcast, 3.30%, 2/1/27	505,000	549
Comcast, 3.95%, 10/15/25	90,000	101
Comcast, 4.15%, 10/15/28	250,000	290
Comcast, 4.70%, 10/15/48	200,000	263
Credit Suisse Group, VR, 2.593%, 9/11/25 (8)(9)	385,000	392
Crown Castle Towers, 3.663%, 5/15/25 (8)	355,000	381
CVS Health, 3.70%, 3/9/23	420,000	443

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CVS Health, 4.10%, 3/25/25	520,000	568
CVS Health, 4.30%, 3/25/28	95,000	106
CVS Health, 5.05%, 3/25/48	575,000	705
CVS Health, 5.125%, 7/20/45	10,000	12
Danske Bank, 2.00%, 9/8/21 (8)	255,000	256
Danske Bank, 2.70%, 3/2/22 (8)	365,000	372
Danske Bank, 3.875%, 9/12/23 (8)	240,000	254
Danske Bank, VR, 3.001%, 9/20/22 (8)(9)	260,000	264
Danske Bank, VR, 3.244%, 12/20/25 (8)(9)	260,000	272
Dell International, 4.90%, 10/1/26 (8)	330,000	374
Diamondback Energy, 2.875%, 12/1/24	380,000	382
Diamondback Energy, 3.25%, 12/1/26	260,000	261
Diamondback Energy, 3.50%, 12/1/29	375,000	369
Discover Financial Services, 3.75%, 3/4/25	425,000	455
Discover Financial Services, 4.10%, 2/9/27	225,000	245
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	525,000	554
Enel Americas, 4.00%, 10/25/26	500,000	538
Enel Chile, 4.875%, 6/12/28	500,000	565
Enel Finance International, 2.75%, 4/6/23 (8)	455,000	465
Energy Transfer Operating, 2.90%, 5/15/25	90,000	92
Energy Transfer Operating, 4.50%, 4/15/24	50,000	54
Energy Transfer Operating, 4.95%, 6/15/28	80,000	88
Energy Transfer Operating, 5.00%, 5/15/50	110,000	111
Energy Transfer Operating, 5.25%, 4/15/29	115,000	130
Energy Transfer Operating, 5.875%, 1/15/24	145,000	162
Energy Transfer Operating, 6.00%, 6/15/48	325,000	364
Energy Transfer Operating, 6.25%, 4/15/49	240,000	277
Eni, Series X-R, 4.75%, 9/12/28 (8)	360,000	422
Equitable Holdings, 4.35%, 4/20/28	290,000	323
Essex Portfolio, 3.00%, 1/15/30	130,000	136
Essex Portfolio, 3.375%, 4/15/26	170,000	184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Expedia Group, 5.00%, 2/15/26	575,000	643
Fidelity National Financial, 4.50%, 8/15/28	145,000	166
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	100,000	113
FirstEnergy, Series B, 3.90%, 7/15/27	500,000	553
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	385,000	423
Fiserv, 1.125%, 7/1/27 (EUR)	280,000	322
Fiserv, 3.20%, 7/1/26	150,000	160
Ford Motor Credit, 3.35%, 11/1/22	220,000	222
Ford Motor Credit, 3.813%, 10/12/21	200,000	204
Ford Motor Credit, 5.085%, 1/7/21	225,000	231
Fox, 4.709%, 1/25/29 (8)	140,000	164
GE Capital International Funding, 3.373%, 11/15/25	535,000	569
GE Capital International Funding, 4.418%, 11/15/35	895,000	1,019
General Electric, 3.375%, 3/11/24	107,000	113
General Electric, 3.45%, 5/15/24	50,000	53
General Electric, Series D, VR, 5.00% (9)(10)	101,000	98
General Motors, 5.95%, 4/1/49	345,000	375
General Motors, 6.25%, 10/2/43	110,000	123
General Motors Financial, 4.00%, 10/6/26	100,000	105
General Motors Financial, 4.35%, 4/9/25	165,000	176
General Motors Financial, 5.10%, 1/17/24	285,000	311
General Motors Financial, 5.25%, 3/1/26	245,000	273
GLP Capital, 3.35%, 9/1/24	60,000	63
GLP Capital, 5.25%, 6/1/25	75,000	84
Goldman Sachs Group, 3.50%, 11/16/26	510,000	548
Goldman Sachs Group, 3.85%, 1/26/27	65,000	71
Goldman Sachs Group, VR, 2.908%, 6/5/23 (9)	580,000	595
Goldman Sachs Group, VR, 3.691%, 6/5/28 (9)	820,000	895
Goldman Sachs Group, VR, 4.223%, 5/1/29 (9)	660,000	748
Hasbro, 3.00%, 11/19/24	265,000	275
Hasbro, 3.55%, 11/19/26	120,000	126

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Healthcare Realty Trust, 3.625%, 1/15/28	260,000	279
Healthpeak Properties, 3.25%, 7/15/26	30,000	32
Healthpeak Properties, 3.50%, 7/15/29	35,000	38
Heathrow Funding, 4.875%, 7/15/21 (8)	175,000	182
Highwoods Realty, 3.05%, 2/15/30	350,000	364
Highwoods Realty, 4.125%, 3/15/28	155,000	172
HSBC Holdings, 3.90%, 5/25/26	310,000	338
HSBC Holdings, VR, 3.262%, 3/13/23 (9)	275,000	283
Humana, 3.85%, 10/1/24	190,000	205
Hutchison Whampoa International, 3.625%, 10/31/24	600,000	647
Hyundai Capital America, 2.375%, 2/10/23 (8)	245,000	247
Israel Chemicals, 6.375%, 5/31/38 (5)(8)	585,000	738
JPMorgan Chase, 2.95%, 10/1/26	360,000	380
JPMorgan Chase, 3.90%, 7/15/25	65,000	72
JPMorgan Chase, VR, 2.739%, 10/15/30 (9)	380,000	396
JPMorgan Chase, VR, 3.54%, 5/1/28 (9)	120,000	131
Keysight Technologies, 4.60%, 4/6/27	140,000	159
Kilroy Realty, 3.45%, 12/15/24	470,000	501
Las Vegas Sands, 3.20%, 8/8/24	65,000	67
Las Vegas Sands, 3.50%, 8/18/26	95,000	100
Listrindo Capital, 4.95%, 9/14/26	200,000	206
Micron Technology, 4.185%, 2/15/27	185,000	200
Micron Technology, 4.64%, 2/6/24	380,000	412
Micron Technology, 4.663%, 2/15/30	20,000	22
Micron Technology, 4.975%, 2/6/26	200,000	222
Micron Technology, 5.327%, 2/6/29	115,000	133
Morgan Stanley, 3.625%, 1/20/27	390,000	427
Morgan Stanley, 3.75%, 2/25/23	530,000	563
Morgan Stanley, 4.00%, 7/23/25	570,000	632
Morgan Stanley, VR, 2.699%, 1/22/31 (9)	320,000	329
Morgan Stanley, VR, 4.431%, 1/23/30 (9)	95,000	111
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Netflix, 4.625%, 5/15/29 (EUR)	290,000	357
NRG Energy, 3.75%, 6/15/24 (8)	35,000	37
NRG Energy, 4.45%, 6/15/29 (8)	115,000	124
NXP, 4.875%, 3/1/24 (8)	250,000	274
NXP, 5.35%, 3/1/26 (8)	105,000	121
Occidental Petroleum, 2.90%, 8/15/24	710,000	719
Occidental Petroleum, 3.20%, 8/15/26	110,000	111
Occidental Petroleum, 4.20%, 3/15/48	235,000	218
Occidental Petroleum, 4.40%, 8/15/49	315,000	299
Omnicom Group, 3.65%, 11/1/24	165,000	177
PerkinElmer, 3.30%, 9/15/29	260,000	273
Perrigo Finance, 4.375%, 3/15/26	400,000	436
Peru LNG, 5.375%, 3/22/30	500,000	434
Plains All American Pipeline, 2.85%, 1/31/23	55,000	56
QVC, 5.125%, 7/2/22	545,000	570
Regency Centers, 3.60%, 2/1/27	160,000	174
Reynolds American, 4.45%, 6/12/25	175,000	193
Reynolds American, 5.85%, 8/15/45	130,000	155
Roper Technologies, 2.35%, 9/15/24	65,000	67
Roper Technologies, 2.95%, 9/15/29	105,000	112
Royal Bank of Scotland Group, 5.125%, 5/28/24	100,000	109
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	110
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (9)	245,000	253
Sabine Pass Liquefaction, 5.00%, 3/15/27	545,000	602
Sable International Finance, 5.75%, 9/7/27 (8)	200,000	209
SACI Falabella, 4.375%, 1/27/25	500,000	533
SBA Tower Trust, 2.836%, 1/15/25 (8)	340,000	356
SBA Tower Trust, 3.168%, 4/11/22 (8)	280,000	287
SBA Tower Trust, 3.448%, 3/15/23 (8)	125,000	132
SBA Tower Trust, 3.869%, 10/8/24 (8)	290,000	312
Sempra Energy, 3.25%, 6/15/27	90,000	96

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy, 3.80%, 2/1/38	69,000	76
Shriram Transport Finance, 5.10%, 7/16/23 (8)	500,000	504
Sigma Alimentos, 4.125%, 5/2/26	450,000	476
Sky, 3.75%, 9/16/24 (8)	345,000	376
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	210,000	223
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	245,000	264
Solvay Finance America, 4.45%, 12/3/25 (8)	250,000	281
Southern, 3.25%, 7/1/26	260,000	278
Synchrony Financial, 3.70%, 8/4/26	35,000	37
Synchrony Financial, 4.25%, 8/15/24	45,000	49
Synchrony Financial, 4.375%, 3/19/24	80,000	86
Tencent Holdings, 3.80%, 2/11/25	1,000,000	1,092
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	100,000	110
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	90,000	98
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	130,000	149
Transurban Finance, 3.375%, 3/22/27 (8)	255,000	270
Transurban Finance, 4.125%, 2/2/26 (8)	55,000	60
Trinity Acquisition, 4.40%, 3/15/26	195,000	220
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	191,782	210
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	81,545	88
UBS Group, VR, 2.859%, 8/15/23 (8)(9)	345,000	355
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	80,000	84
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	50,000	53
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	85,000	88
UnitedHealth Group, 3.50%, 8/15/39	80,000	88
UnitedHealth Group, 3.70%, 8/15/49	235,000	263
UnitedHealth Group, 4.45%, 12/15/48	205,000	256
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	500,000	555
VEREIT Operating Partnership, 3.95%, 8/15/27	535,000	586
VEREIT Operating Partnership, 4.60%, 2/6/24	385,000	424
VEREIT Operating Partnership, 4.875%, 6/1/26	50,000	57

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verizon Communications, 4.672%, 3/15/55	79,000	106
Verizon Communications, 4.75%, 11/1/41	55,000	70
Verizon Communications, 4.862%, 8/21/46	825,000	1,097
Verizon Communications, 5.012%, 4/15/49	310,000	427
Vistra Operations, 3.55%, 7/15/24 (8)	320,000	330
Vistra Operations, 3.70%, 1/30/27 (8)	565,000	568
Vistra Operations, 4.30%, 7/15/29 (8)	375,000	384
Vodafone Group, 4.125%, 5/30/25	230,000	255
Vodafone Group, 4.375%, 5/30/28	435,000	500
Vodafone Group, 4.875%, 6/19/49	270,000	327
Vodafone Group, 5.25%, 5/30/48	295,000	373
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	116
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	100,000	121
Volkswagen Group of America Finance, 2.85%, 9/26/24 (8)	250,000	258
Volkswagen Group of America Finance, 3.20%, 9/26/26 (8)	380,000	396
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	110,000	127
Wells Fargo, VR, 2.572%, 2/11/31 (9)	330,000	334
Westlake Chemical, 1.625%, 7/17/29 (EUR)	100,000	112
Williams, 3.90%, 1/15/25	490,000	523
Williams, 4.00%, 9/15/25	495,000	536
Williams, 4.30%, 3/4/24	10,000	11
Williams, 4.55%, 6/24/24	335,000	367
Williams, 4.85%, 3/1/48	115,000	121
Willis North America, 3.60%, 5/15/24	270,000	291
Woodside Finance, 3.65%, 3/5/25 (8)	240,000	255
Woodside Finance, 3.70%, 9/15/26 (8)	195,000	208
Woodside Finance, 3.70%, 3/15/28 (8)	515,000	554
WPP Finance, 3.75%, 9/19/24	530,000	568
Total Corporate Bonds (Cost $82,312)		87,837

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ASSET-BACKED SECURITIES 0.6%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (8)	200,805	201
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	700,000	711
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	80,000	83
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	335,000	345
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	145,000	150
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	295,000	321
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (8)	240,000	257
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (8)	330,000	340
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (8)	380,000	388
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (8)	285,000	285
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 3.331%, 4/15/29 (8)	250,000	250
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 2.749%, 7/18/27 (8)	250,000	250
BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.319%, 7/18/27 (8)	250,000	250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 2.795%, 7/28/28 (8)	595,000	595
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	500,000	511
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/27 (8)	250,000	250
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (8)	360,000	360
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	30,000	31
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 2.869%, 10/20/28 (8)	435,000	435
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	18,641	19
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (8)	255,000	258
Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	510,000	549
Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.092%, 11/15/26 (8)	250,000	249
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	90,000	91
GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class B
2.04%, 2/18/25	150,000	152
GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	135,000	135
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (8)	345,000	345
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 2.902%, 10/22/25 (8)	83,453	83
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	192,563	196
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	246,875	259
Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	26,915	27
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	39,982	41
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	175,000	177
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	259,350	268
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	53,625	54
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 3.174%, 10/15/32 (8)	635,000	634
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.131%, 7/15/32 (8)	250,000	251
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.772%, 11/15/28 (8)	250,000	250
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (8)	465,000	466
MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	9,214	9
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	17,424	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	95,110	97
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (8)	370,000	383
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (8)	365,341	374
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 2.48%, 3/26/68 (8)	140,000	140
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 2.949%, 10/19/31 (8)	250,000	249
Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 2.981%, 7/15/27 (8)	625,000	621
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (8)	325,000	325
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (8)	250,000	249
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 2.846%, 7/17/29 (8)	250,000	249
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (8)	370,000	370
Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 3.946%, 5/21/29 (8)	250,000	250
Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	11,603	12
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	325,000	332
Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	29,757	30

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	12,407	12
SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	101,421	102
SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	98,153	98
SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	7,222	7
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	77,779	79
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 3.609%, 8/16/32 (8)	240,000	246
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	57,279	58
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	497,073	505
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (8)	254,190	259
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	484,071	499
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (8)	225,000	237
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.379%, 1/15/37 (8)	100,000	100
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	260,000	277
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 2.711%, 4/15/28 (8)	485,000	485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (8)	325,875	336
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	195,000	199
Total Asset-Backed Securities (Cost $17,442)		17,723

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.7%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 2.539%, 9/15/34 (8)	167,534	168
Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	214,902	216
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	385,690	393
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	238,070	242
Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 4/15/35 (8)	180,000	180
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (8)	85,000	85
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (8)	420,000	419
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 9/15/32 (8)	120,000	120
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 3.459%, 9/15/32 (8)	145,000	145
BANK 2017
Series 2017-BNK5, Class C, ARM
4.256%, 6/15/60	85,000	93

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BANK 2017
Series 2017-BNK5, Class B, ARM
3.896%, 6/15/60	250,000	274
BANK 2019
Series 2019-BN18, Class B
3.977%, 5/15/62	252,000	286
BANK 2019
Series 2019-BN20, Class A2
2.758%, 9/15/62	315,000	337
BANK 2019
Series 2019-BN21, Class A4
2.60%, 10/17/52	365,000	386
BANK 2019
Series 2019-BN21, Class A5
2.851%, 10/17/52	135,000	145

BANK 2019
Series 2019-BN21, Class C
3.517%, 10/17/52	110,000	118
BANK 2019
Series 2019-BN22, Class D
2.50%, 11/15/62 (8)	215,000	195
BANK 2019
Series 2019-BN23, Class B
3.455%, 12/15/52	635,000	692
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.819%, 11/25/34 (8)	135,000	134
Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	100,000	105
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	121,004	124
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	48,212	49
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (8)	164,752	168
BBCCRE Trust
Series 2015-GTP, Class C, ARM
4.548%, 8/10/33 (8)	340,000	366

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Benchmark Mortgage Trust
Series 2019-B13, Class A3
2.701%, 8/15/57	425,000	451
Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	165,000	178
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 2.659%, 4/15/34 (8)	305,000	305
BXP Trust
Series 2017-GM, Class A
3.379%, 6/13/39 (8)	915,000	1,010
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	175,000	197
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A4
2.624%, 11/15/52	360,000	379
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	145,000	152
Century Plaza Towers
Series 2019-CPT, Class D, ARM
2.997%, 11/13/39 (8)	250,000	257
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (8)	170,681	172
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	55,000	59
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	260,000	291
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	260,000	291
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.673%, 3/10/51	145,000	160
Citigroup Commercial Mortgage Trust
Series 2020-555, Class B
2.829%, 12/10/41 (8)	120,000	124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (8)	100,000	103
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class B
3.15%, 2/15/53	305,000	322
COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	37,340	37
COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	20,186	20
COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	104,892	105
COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	144,965	147
COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	120,002	122
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	347,545	354
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (8)	252,485	256
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	205,000	224
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	120,000	132
Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.54%, 8/10/48	95,000	103
Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.305%, 7/10/48	210,000	231
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.435%, 7/10/50	105,000	115

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	132,642	142
Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	100,000	111
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (8)	480,000	507
Commercial Mortgage Trust
Series 2017-PANW, Class B, ARM
3.413%, 10/10/29 (8)	170,000	181
Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 2.927%, 7/25/29	2,534	3
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	490,000	490
Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	38,811	39
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	470,000	468
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 2.627%, 2/25/30	405,209	406
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	530,000	530
Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 7/25/30	305,926	306
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	165,000	165
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 7/25/39 (8)	30,099	30
Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (8)	235,395	236

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.411%, 1/25/40 (8)	139,093	139
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (8)	280,000	280
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	155,000	166
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	520,000	575
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4
2.763%, 9/15/52	330,000	350
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	140,000	150
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	165,000	177
DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 6/15/34 (8)	360,000	359
DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (8)	285,000	295
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	117,787	118
Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	120,000	122
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	172,269	174
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (8)	217,857	219
FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.013%, 11/25/44 (8)	95,348	104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 2.508%, 3/25/50 (8)	140,000	140
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.932%, 2/25/25 (8)	345,000	367
FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.49%, 11/25/52 (8)	245,000	258
FREMF Mortgage Trust
Series 2019-K736, Class B, ARM
3.759%, 7/25/26 (8)	295,000	315
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.194%, 5/25/52 (8)	105,000	117
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (8)	170,000	183
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	126,812	129
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (8)	492,030	501
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	137,452	141
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	120,783	121
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (8)	307,054	310
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (8)	281,817	284
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (8)	370,000	370
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 3.592%, 12/15/36 (8)	190,000	190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GS Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.337%, 11/10/50	240,000	268
GS Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	465,000	509
GS Mortgage Securities Trust
Series 2019-GC42, Class A3
2.749%, 9/1/52	350,000	372
GS Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 2.959%, 6/15/36 (8)	355,000	355
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (8)	25,834	26
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	200,000	209
Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.429%, 12/15/34 (8)	375,000	375
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	206,737	209
Homeward Opportunities Fund I Trust
Series 2019-1, Class A2, CMO, ARM
3.556%, 1/25/59 (8)	124,042	125
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	217,074	219
Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	456,623	460
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (8)	203,240	205
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (8)	193,787	196
Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	205,000	224

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.443%, 7/10/39 (8)	220,000	234
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (8)	125,000	125
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 2.909%, 1/15/33 (8)	375,000	374
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	125,000	136
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class C, ARM
4.744%, 6/15/51	165,000	187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class AS
3.056%, 8/15/49	165,000	174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	80,000	87
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (8)	153,886	158
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (8)	244,201	250
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (8)	283,274	292
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (8)	139,161	142
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (8)	313,111	322
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	39,069	39
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (8)	122,670	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	264,600	275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	125,000	133
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	55,000	61
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	175,000	193
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	215,000	228
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48	25,000	27
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 11/15/34 (8)	240,000	240
MSCG Trust
Series 2018-SELF, Class A, ARM
1M USD LIBOR + 0.90%, 2.559%, 10/15/37 (8)	235,000	235
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	209,073	211
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	212,019	214
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	192,474	195
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	79,258	80
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (8)	431,923	437
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (8)	252,989	255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (8)	198,941	205
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (8)	165,117	168
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (8)	230,975	232
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (8)	205,000	210
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (8)	100,000	100
Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	355,000	356
RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.809%, 3/15/36 (8)	96,521	97
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	60,000	60
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.486%, 4/25/43	307,599	315
Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.85%, 8/25/47 (8)	122,087	130
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	188,361	194
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	57,442	59
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	169,212	175
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	151,720	155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (8)	233,215	235
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 3.959%, 6/15/31 (8)	221,253	222
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	153,121	156
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	219,992	223
Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	183,327	185
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	158,532	161
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (8)	298,431	299
Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 3.827%, 9/25/24	96,125	97
Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.477%, 10/25/27	120,847	122
Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.227%, 12/25/27	38,630	39
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.477%, 4/25/28	55,411	56
Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 3.577%, 5/25/25	99,141	100
Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 4.527%, 7/25/28	33,844	34
Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 3.627%, 12/25/28	8,358	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 3/25/29	126,045	126
Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 7/25/29	300,556	301
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	515,243	517
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 3/25/30	380,000	380
Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	13,804	14
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	41,019	41
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	24,223	24
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 7/25/30	325,000	324
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (8)	200,783	201
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (8)	37,201	37
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 9/25/30	295,000	294
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (8)	257,335	258
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.812%, 5/25/48 (8)	50,000	51
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.15%, 8/25/48 (8)	275,000	283

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes
Series 2019-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 10/25/49 (8)	181,838	182
Structured Agency Credit Risk Debt Notes
Series 2019-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/49 (8)	74,753	75
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (8)	161,273	161
Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (8)	235,000	235
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	37,786	38
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	56,036	56
Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	150,000	158
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	39,910	40
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	52,012	53
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	76,911	78
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	136,976	140
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (8)	71,536	72
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	49,339	50
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	49,962	51

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 2/25/57 (8)	74,324	74
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	523,436	543
Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (8)	224,284	237
Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	170,507	173
Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (8)	732,432	781
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	132,894	134
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (8)	202,142	205
Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	54,961	55
Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	218,155	222
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	244,410	248
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (8)	380,315	384
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	129,998	131
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (8)	246,146	248
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	194,566	197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	269,699	273
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (8)	479,776	483
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.222%, 6/15/48	460,000	492
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	105,000	111
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.313%, 7/15/58	40,000	44
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	370,000	390
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50	425,000	467
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	615,000	676
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	510,000	564
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	180,000	193
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	125,000	133
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (8)	365,000	376
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (8)	105,000	107
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	395,000	418

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class AS
4.271%, 3/15/47	165,000	180
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	48,000	52
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	230,000	250
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	230,000	256
Total Non-U.S. Government Mortgage-Backed Securities (Cost $47,638)		48,916

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.3%
U. S. Government Agency Obligations 0.9% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	148,885	154
3.00%, 12/1/42 - 4/1/43	369,740	389
3.50%, 8/1/42 - 3/1/46	1,178,896	1,264
4.00%, 10/1/40 - 12/1/41	292,057	317
4.50%, 9/1/23 - 5/1/42	404,288	446
5.00%, 1/1/24 - 8/1/40	119,367	134
5.50%, 5/1/20 - 1/1/40	604	—
6.00%, 10/1/21 - 8/1/38	68,370	79
6.50%, 3/1/32 - 9/1/32	27,793	31
7.00%, 6/1/32	502	1
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.748%, 3.742%, 2/1/37	12,861	14
12M USD LIBOR + 1.853%, 3.853%, 2/1/37	11,400	12
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	5,592	6
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	176	—
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	1,862	2
Federal Home Loan Mortgage, UMBS, 3.00%, 11/1/34 - 9/1/49	203,108	214
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	89,331	94
3.50%, 6/1/42 - 5/1/46	1,108,974	1,181
4.00%, 11/1/40	323,312	349
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	1,163	1
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	2,078	2
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	211,070	220
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	1,372	—
Federal National Mortgage Assn. , UMBS
2.50%, 8/1/30 - 3/1/43	1,260,264	1,298
3.00%, 1/1/27 - 8/1/49	6,660,877	6,990
3.50%, 11/1/32 - 9/1/49	3,465,792	3,680
4.00%, 11/1/40 - 12/1/49	4,192,129	4,513
4.50%, 12/1/20 - 1/1/50	1,994,962	2,165
5.00%, 9/1/23 - 11/1/44	703,490	792
5.50%, 9/1/23 - 9/1/41	512,013	579
6.00%, 6/1/21 - 1/1/41	433,533	508
6.50%, 7/1/32 - 5/1/40	140,161	163
UMBS, TBA
3.00%, 3/1/50 (12)	445,000	458
4.50%, 3/1/50 (12)	285,000	304
		26,360

U. S. Government Obligations 0.4%
Government National Mortgage Assn.
3.00%, 9/15/42 - 1/20/50	2,622,394	2,726
3.50%, 7/20/42 - 1/20/49	2,801,191	2,950
4.00%, 7/20/42 - 9/20/49	2,803,177	2,950
4.50%, 11/20/39 - 7/20/49	1,345,958	1,444
5.00%, 7/20/39 - 7/20/48	943,758	1,038
5.50%, 1/20/36 - 3/20/49	592,088	648
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
6.00%, 12/20/38	32,042	37
6.50%, 3/15/26 - 12/20/33	1,648	2
8.00%, 4/15/22 - 10/20/25	727	1
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	248,791	256
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.947%, 9/20/48	126,714	126
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	98,005	10
4.00%, 5/20/37 - 2/20/43	133,277	10
4.50%, 2/20/39 - 12/20/39	17,374	1
Government National Mortgage Assn. , TBA, 3.50%, 3/20/50
(12)	325,000	337
		12,536
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $37,863)		38,896

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.2%
U. S. Treasury Obligations 1.2%
U. S. Treasury Bonds, 2.375%, 11/15/49	2,830,000	3,303
U. S. Treasury Bonds, 3.00%, 2/15/49	913,500	1,195
U. S. Treasury Notes, 1.375%, 10/15/22 (13)	7,025,000	7,114
U. S. Treasury Notes, 1.50%, 8/15/22	3,720,000	3,776
U. S. Treasury Notes, 1.625%, 11/15/22	6,710,000	6,842
U. S. Treasury Notes, 1.625%, 12/15/22	8,430,000	8,601
U. S. Treasury Notes, 1.75%, 6/30/22	1,950,000	1,988
U. S. Treasury Notes, 2.50%, 2/15/22	345,000	356
		33,175

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$32,064)		33,175

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
CCCI Treasure, VR, 3.50% (9)(10)	200,000	200
CNAC HK Finbridge, 4.625%, 3/14/23	605,000	647
Equate Petrochemical, 4.25%, 11/3/26	460,000	497
KazMunayGas National, 4.75%, 4/19/27	350,000	388
Pertamina Persero, 6.45%, 5/30/44 (8)	450,000	601
Perusahaan Gas Negara, 5.125%, 5/16/24	500,000	550
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	500,000	590
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	550,000	584
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	200,000	227
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	250,000	267
Syngenta Finance, 3.933%, 4/23/21 (8)	395,000	403
Total Foreign Government Obligations & Municipalities (Cost $4,519)		4,954

BOND MUTUAL FUNDS 7.8%
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.55)%
(14)(15)	478	6
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.38% (14)(15)	4,854,664	41,653
T. Rowe Price Institutional Floating Rate Fund, 4.33% (14)(15)	2,212,997	21,466
T. Rowe Price Institutional High Yield Fund, 4.28% (14)(15)	3,787,373	32,761
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.23% (14)(15)	7,320,058	74,079
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.23)% (14)(15)	499,862	2,534
T. Rowe Price U. S. Treasury Long-Term Fund - I Class, 1.68%
(14)(15)	3,834,367	55,752
Total Bond Mutual Funds (Cost $217,009)		228,251

EQUITY MUTUAL FUNDS 8.1%
T. Rowe Price Institutional Emerging Markets Equity Fund (14)	4,748,540	185,383
T. Rowe Price Real Assets Fund - I Class (14)	4,916,762	51,380
Total Equity Mutual Funds (Cost $203,288)		236,763

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PRIVATE INVESTMENT COMPANIES 4.3%
Blackstone Partners Offshore Fund (1)(4)	103,784	126,200
Total Private Investment Companies (Cost $108,903)		126,200
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 1.58% (14)(16)	21,189,927	21,190
Total Short-Term Investments (Cost $21,190)		21,190
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 1.71% (14)(16)	937,104	9,371
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		9,371
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.71% (14)(16)	186,677	1,867
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		1,867
Total Securities Lending Collateral (Cost $11,238)		11,238
Total Investments in Securities 101.0%
(Cost $2,331,650)		$2,947,765
Other Assets Less Liabilities (1.0)%		(29,592)
Net Assets 100.0%		$2,918,173

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $6,975 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at February 29, 2020.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $68,805 and represents 2.4% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,099 and represents 0.0% of net assets.
(13)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Affiliated Companies
(15)	SEC 30-day yield
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description	Contracts	Notional Amount	Value
S&P 500 Index, Call, 3/20/20 @ $3,250	590	174,299	(307)
Total Options Written (Premiums $(4,117))			$(307)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s, except Market Price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, N. A. , Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	650	7	7	—
Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	47	1	(1)	2
Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	25	—	—	—
Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	280	2	2	—
Barclays Bank, Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, 2.38%, 10/26/21,
$100.85*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	1,280	9	24	(15)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.88%, 8/5/20, $100.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	1,323	21	37	(16)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	940	(1)	5	(6)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	820	2	4	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts in 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	317	1	2	(1)
BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	116	1	(3)	4
Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	55	(1)	—	(1)
Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	3,210	(7)	13	(20)
Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$101.96*), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	235	1	1	—
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$166.50 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	1,000	(1)	4	(5)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,415	5	15	(10)
JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21,
$100.78*), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/24 (EUR)	48	2	1	1
JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	24	1	—	1
Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	64	—	(2)	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts in 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	30	—	—	—
Morgan Stanley, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S12, 40 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 8/17/61	735	(41)	(10)	(31)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	675	—	3	(3)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	300	—	2	(2)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,733	7	17	(10)
Total Bilateral Credit Default Swaps, Protection Sold			121	(112)

Total Bilateral Swaps			121	(112)

* Market price at February 29, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	2,001	122	150	(28)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	45,980	774	1,073	(299)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(327)
Net payments (receipts) of variation margin to date				254
Variation margin receivable (payable) on centrally cleared
swaps				$(73)

** Includes interest purchased or sold but not yet collected of $41.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Bank of America	4/23/20	ILS	513	USD	149	$ (1)
Bank of America	4/23/20	USD	469	ILS	1,620	1
Citibank	4/23/20	ILS	1,789	USD	520	(3)
Citibank	4/23/20	USD	313	ILS	1,080	1
Goldman Sachs	4/23/20	ILS	602	USD	175	(1)
HSBC Bank	4/23/20	ILS	780	USD	226	(1)
JPMorgan Chase	4/23/20	ILS	73	USD	21	—
Morgan Stanley	4/23/20	ILS	562	USD	163	(1)
Morgan Stanley	4/23/20	USD	470	ILS	1,620	2
State Street	5/22/20	USD	1,522	EUR	1,395	(25)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(28)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 120 MSCI EAFE Index contracts	3/20	(10,896)	$1,275
Short, 165 S&P 500 E-Mini Index contracts	3/20	(24,347)	(672)
Long, 38 U.S. Treasury Long Bonds contracts	6/20	6,470	238
Long, 242 U. S. Treasury Notes five year contracts	6/20	29,705	364
Long, 73 U. S. Treasury Notes ten year contracts	6/20	9,837	46
Long, 200 U. S. Treasury Notes two year contracts	6/20	43,666	267
Long, 80 Ultra U. S. Treasury Bonds contracts	6/20	16,600	742
Short, 257 Ultra U.S. Treasury Notes ten year
contracts	6/20	(38,606)	(776)
Net payments (receipts) of variation margin to date			(1,860)

Variation margin receivable (payable) on open futures contracts			$(376)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class	$42	$(6)	$3
T. Rowe Price Institutional
Emerging Markets Bond Fund	(13)	591	1,562
T. Rowe Price Institutional
Emerging Markets Equity Fund	(404)	8,464	—
T. Rowe Price Institutional
Floating Rate Fund	(12)	(291)	563
T. Rowe Price Institutional High
Yield Fund	(28)	37	1,307
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	946	1,733	949
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	30	4
T. Rowe Price Real Assets Fund
- I Class	6	(2,250)	—
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	5,739	4,280	1,129
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	337
Totals	$6,276#	$12,588	$5,854+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Affiliated Companies (Continued)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$1,142	$3	$1,133	$6
T. Rowe Price Institutional
Emerging Markets Bond
Fund	34,267	7,057	262	41,653
T. Rowe Price Institutional
Emerging Markets Equity
Fund	135,358	47,715	6,154	185,383
T. Rowe Price Institutional
Floating Rate Fund	10,257	12,512	1,012	21,466
T. Rowe Price Institutional
High Yield Fund	25,607	9,055	1,938	32,761
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	58,455	16,416	2,525	74,079
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	—	2,504	—	2,534
T. Rowe Price Real Assets
Fund - I Class	39,353	16,271	1,994	51,380
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	60,159	16,746	25,433	55,752
T. Rowe Price Short-Term
Fund	19,421	¤	¤	11,238
T. Rowe Price Treasury
Reserve Fund	5,279	¤	¤	21,190
				$497,442	^

# Capital gain distributions from mutual funds represented $4,843 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,854 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $452,725.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund), formerly the Personal Strategy Growth Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 231,501	$ —	$ 231,501
Bond Mutual Funds	228,251	—	—	228,251
Common Stocks	1,539,986	537,063	3,286	2,080,335
Convertible Preferred Stocks	—	8,598	3,689	12,287
Equity Mutual Funds	236,763	—	—	236,763
Private Investment Companies	—	—	126,200	126,200
Securities Lending Collateral	11,238	—	—	11,238
Short-Term Investments	21,190	—	—	21,190
Total Securities	2,037,428	777,162	133,175	2,947,765
Swaps	—	60	—	60
Forward Currency Exchange Contracts	—	4	—	4
Total	$2,037,428	$ 777,226	$ 133,175	$ 2,947,829
Liabilities
Options Written	$—	$ 307	$ —	$ 307
Swaps	—	124	—	124
Forward Currency Exchange Contracts	—	32	—	32
Futures Contracts	376	—	—	376
Total	$376	$ 463	$ —	$ 839

1 Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $6,477,000 for the period ended February 29, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	6/1/19	Period	Purchases	Level 3	2/29/20
Investment in Securities
Common Stocks	$2,718	$213	$481	$(126)	$3,286
Convertible Preferred Stocks	2,022	558	1,109	–	3,689
Private Investment Companies	97,994	5,706	22,500	–	126,200
Total	$102,734	$6,477	$24,090	$(126)	$133,175

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000s)					Input**
Common Stock	$3,286	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)
		Market comparable	Enterprise value to sales multiple	3.9x - 14.5x	7.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	35% - 70%	57%	Increase
			Gross profit growth rate	34%	34%	Increase
			EBIT growth rate	56%	56%	Increase
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Enterprise value to gross profit multiple	7.8x - 18.4x	11.9x	Increase
			Enterprise value to EBIT multiple	15.7x - 19.9x	17.8x	Increase
Convertible Preferred Stocks	$3,689	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)
			Discount for lack of marketability	7%	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.8x - 14.5x	7.5x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	12% - 70%	36%	Increase
			Gross profit growth rate	15% - 40%	32%	Increase
			Enterprise value to gross profit multiple	5.2x - 16.6x	10.7x	Increase
Private Investment	$126,200	Rollforward of Investee	Estimated return	1.16%	1.16%	Increase
Companies		NAV

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.